Vessels, net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Summary of Analysis of Vessels, Net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2023	$350,393,448	$(124,042,367)	$226,351,081

Acquisitions and improvements	36,606,932	—	36,606,932

Impairment loss	(10,894,125)	1,898,102	(8,996,023)

Depreciation for the period	—	(8,690,061)	(8,690,061)

Spin-off of drybulk carriers (Note 1)	(28,500,000)	—	(28,500,000)

Balance as at June 30, 2023	$347,606,255	$(130,834,326)	$216,771,929